Income taxes - Components of Income (Loss) before Taxes (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Domestic	$ 2,699	$ 3,147	$ 2,698
Foreign	1,911	1,578	1,537
Income before taxes	$ 4,610	$ 4,725	$ 4,235